Warrant	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrant
Warrant

Note 9—Warrants

Public Warrants and Private Warrants – In connection with the Closing, on August 15, 2022, the Company assumed a total of 30,016,875 outstanding Warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $11.50 per share. Of these Warrants, the 15,812,500 Public Warrants were originally issued in Founder’s initial public offering (the “IPO”) and 14,204,375 Private Warrants were originally issued in a private placement in connection with the IPO. The Private Warrants are identical to the Public Warrants, except the Private Warrants are exercisable on a cashless basis, at the holder’s option, and are non-redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

In accordance with the guidance contained in ASC 815-40, Derivatives and Hedging – Contracts in an Entity’s Own Equity, the Company concluded that the Warrants are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

The Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Warrants. The Warrants became exercisable on September 14, 2022, 30 days after the Closing and no Warrant has been exercised through September 30, 2022. The Warrants will expire five years from the Closing or earlier upon redemption.

The Company may redeem the Public Warrants and any Private Warrants no longer held by the initial purchaser thereof or its permitted transferee:

-	in whole and not in part;

-	at a price of $0.01 per Warrant;

-	upon not less than 30 days’ prior written notice to each Warrant holder and

-	if and only if, the last reported price of the Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders.

The Company determined the initial fair value of its Public Warrants based on the publicly listed trading price as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. As the terms of the Private Warrants are identical to those of the Public Warrants except as otherwise stated above, the Company determined the initial fair value of its Private Warrants based on the publicly listed trading price of the Public Warrants as of the valuation date and have classified the Private Warrants as Level 2 financial instruments.

Warrant Liabilities – Pursuant to the amended Term Loan agreement entered on October 15, 2021 (see Note 5), the Company concurrently entered into warrant agreements and issued the Term Loan Warrants, which granted the lender the right to purchase up to 62,003 of Holdings LLC’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date of October 15, 2021, or certain triggering events, including a sale of Holdings LLC, Holdings LLC’s initial public offering and a merger between Holdings LLC and a special purpose acquisition company (“SPAC”), where the warrants are fully redeemed or exchanged. The Company determined that the Term Loan Warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding Term Loan Warrants were recognized as warrant liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured the fair value of the Term Loan Warrants as of the Closing Date and December 31, 2021, and recognized $1.8 million and $1.3 million of warrant liabilities in the Company’s consolidated balance sheets as of such dates, respectively, with the difference of $0.5 million recorded as other expense on the condensed consolidated statement of operations for the nine months ended September 30, 2022. The impact to the condensed consolidated statements of operations from the changes in the fair value of the Term Loan Warrants was insignificant for the three months ended September 30, 2022. The Term Loan Warrants were converted into Class A Common Stock and Class B Units and reclassified from liability to the stockholders’ deficit upon the consummation of the Mergers.

Pursuant to the Subordinated Term Loan agreement entered on December 22, 2021 (see Note 5), the Company concurrently entered into warrant agreements and issued the Subordinated Term Loan Warrants under the condition that if the Company does not repay the Subordinated Term Loan on or prior to the maturity date, the lender receives right to purchase up to the number of Class A Common Stock worth $2.0 million, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date. Additionally, if the Company does not repay the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants will be exercisable for additional $0.2 million of Class A Common Stock each additional full calendar month after the maturity date until the Company fully repays the principal and interest in cash. If the Company repays the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants will automatically terminate and be voided and no Subordinated Term Loan Warrant will be exercisable. The Company determined that the Subordinated Term Loan Warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. The Company measured the fair value of the Subordinated Term Loan Warrants as of September 30, 2022 and December 31, 2021, and recognized $0.1 million and $0.1 million of warrant liabilities in the accompanying condensed consolidated balance sheets, respectively. The impact to the condensed consolidated statements of operations from the changes in the fair value of the Subordinated Term Loan Warrants was insignificant for the three months and the nine months ended September 30, 2022. During the nine months ended September 30, 2022 and the year ended December 31, 2021, none of the Subordinated Term Loan Warrants were exercisable.

See Note 20 regarding the amendment to Subordinated Term Loan Warrants agreements the Company entered into on November 18, 2022.

Note 9—Warrants

Series E Warrants – As part of the pre-funding Series E raise during 2018, the Company issued to the Series E unit holders a total of 844,000 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the third anniversary of the grant date. Grant dates ranged from April 30, 2018 to October 29, 2018. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2019, the Company issued to the Series E unit holders a total of 240,725 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the second anniversary of the grant date. Grant dates ranged from July 9, 2019 to August 30, 2019. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2021, the Company received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units.

The following table summarizes equity-classified warrant activity as of and for the years ended December 31, 2021 and 2020:

	Number	Weighted Average Exercise Price Per Warrant
Outstanding – January 1, 2020	1,084,725	30.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding - December 31, 2020	1,084,725	30.00
Granted	-	-
Exercised	(1,083,008)	30.00
Expired	(1,717)	30.00
Outstanding - December 31, 2021	-	$-

Warrant Liabilities – Pursuant to the amended Term Loan agreement entered on October 15, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants, which granted the lender the right to purchase up to 62,003 units of the Company’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date of October 15, 2021, or certain triggering events, including a sale of the Company, the Company’s initial public offering and a merger between the Company and a special purpose acquisition company (“SPAC”), where the warrants are fully redeemed or exchanged. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding warrants are recognized as warrant liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured the fair value of the warrants at issuance and December 31, 2021, and recognized $0.7 million and $1.3 million of warrant liabilities on the consolidated balance sheets, respectively, with the difference of $0.6 million recorded as other expense on the consolidated statement of operations for the year ended December 31, 2021. During the year ended December 31, 2021, none of the warrants issued to the lender of the Term Loan were exercised.

Pursuant to the Subordinated Term Loan agreement entered on December 22, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants under the condition that if the Company does not repay the term loans on or prior to the maturity date, the lender receives right to purchase up to (i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date. If the Company repays the Subordinated Term Loan on or prior to the maturity date, the warrants will automatically terminate and be voided and no warrant will be exercisable. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. The Company measured the fair value of the warrants at issuance and December 31, 2021, and recognized $0.1 million and $0.1 million of warrant liabilities on the consolidated balance sheets, respectively. The impact to the consolidated statement of operations from the changes in the fair value of the warrants was insignificant for the year ended December 31, 2021. During the year ended December 31, 2021, none of the warrants issued to the lender of the Subordinated Term Loan were exercisable.